DEBT	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
DEBT	DEBT

(in thousands of $)	2022	2021
$275.0 million term loan and revolving facility	263,943	—
$304.0 million term loan and revolving facility	216,622	235,315
$93.75 million term loan	70,739	77,314
$131.79 million term loan	88,856	98,681
$155.3 million term loan	70,890	121,573
$120.0 million term loan	63,545	81,071
$420.0 million term loan	—	280,387
$260.0 million lease financing	244,524	256,905
$175.0 million term loan and revolving facility	112,387	122,477
Total U.S. dollar denominated floating rate debt	1,131,506	1,273,723
Deferred charges	(10,650)	(11,378)
Total debt	1,120,856	1,262,345
Current portion of debt	(92,865)	(105,864)
Long-term portion of debt	1,027,991	1,156,481
Movements in 2022, 2021 and 2020 are summarized as follows:

(in thousands of $)	Floating rate debt	Deferred charges	Total
Balance as of December 31, 2019	1,122,148	(8,278)	1,113,870
Loan repayments	(390,138)	—	(390,138)
Loan draw downs	322,012	—	322,012
Capitalization of debt issuance cost, net of amortization	—	(261)	(261)
Balance as of December 31, 2020	1,054,022	(8,539)	1,045,483
Loan repayments	(628,900)	—	(628,900)
Loan draw downs	848,601	—	848,601
Capitalization of debt issuance cost, net of amortization	—	(2,839)	(2,839)
Balance as of December 31, 2021	1,273,723	(11,378)	1,262,345
Loan repayments	(417,217)	—	(417,217)
Loan draw downs	275,000	—	275,000
Capitalized financing fees and expenses	—	(2,890)	(2,890)
Amortization of debt issuance cost	—	3,618	3,618
Balance as of December 31, 2022	1,131,506	(10,650)	1,120,856

$275.0 million term loan facility
In May 2022, we signed a loan agreement for a $275.0 million term loan and revolving facility to refinance our obligations under the $420.0 million loan facility described below. The $420 million loan facility was secured by 14 Capesize vessels was scheduled to mature in June 2023. The facility bears an interest of Secured Overnight Financing Rate ("SOFR") plus 190 basis points. All tranches under the $225.0 million term loan facility and revolving credit tranche of $50.0 million mature in May 2027, with a balloon payment of $170.0 million. Repayments are made on a quarterly basis from third quarter of 2022 onward. During 2022, $11.1 million was repaid and there was no available undrawn amount.

$175.0 million term loan facility
In August 2021, we entered into the $175.0 million loan facility refinancing six Newcastlemax vessels acquired from Hemen, previously financed under the $413.6 million loan agreement with Sterna Finance Ltd., a related party (the "Sterna Facility"). The $175 million loan facility has a five-year tenor and 19-year age adjusted repayment profile. The facility bears interest of LIBOR plus a margin of 190 basis points. It also includes a $50 million non-amortizing revolving credit tranche. All tranches under the term loan facility mature in August 2026, with a balloon payment of $77.1 million. Repayments of term loan are made on a quarterly basis from fourth quarter of 2021 onward. During 2022, $10.1 million (2021: $2.5 million) was repaid in regular repayments. In 2021, we repaid the full $50 million revolving credit tranche, consequently leaving an available undrawn amount of $50 million.

$260.0 million lease financing
In August 2021, we signed a sale-and-leaseback agreement for an amount of $260.0 million, refinancing the remaining nine vessels and three newbuildings financed by the Sterna Facility. The lease financing has a seven-year tenor, carries an interest rate of LIBOR plus a margin of 200 basis points, has a straight line amortization profile of 21 years and has purchase options throughout the term, with a purchase obligation at maturity. Repayments are made on a quarterly basis from fourth quarter of 2021 onward. During 2022, $12.4 million (2021: $3.1 million) was repaid and there was no available undrawn amount.

$304.0 million term loan facility
In November 2020, we entered into the $304.0 million term loan and revolving credit facility to refinance our obligations under $425.0 million credit facility that was scheduled to mature in March 2021. This loan facility has been entered into with six reputable shipping banks, five of which were part of the group of banks that financed the $425.0 million credit facility and is secured by 14 Capesize vessels. The term loan facility of $254.0 million has a tenor of five years and a 20-year age adjusted repayment profile, carrying an interest cost of LIBOR plus a margin of 235 basis points. All tranches under the term loan facility mature in November 2025, with a balloon payment of $165.2 million. Repayments of term loan are made on a quarterly basis from first quarter of 2021 onward. The facility includes a non-amortizing revolving credit tranche of $50.0 million with maturity date in November 2025. During 2022, $18.7 million (2021: $18.7 million) was repaid in regular repayments. In 2021, we repaid the full $50.0 million revolving credit tranche, consequently leaving an available undrawn amount of $50.0 million.

$93.75 million loan facility
This facility has a five-year tenor and a 19-year age adjusted amortization profile. The facility bears interest of LIBOR plus a margin of 215 basis points. Repayments are made on a quarterly basis from third quarter of 2019 onward. All tranches under the facility mature in second quarter of 2024, with a balloon payment of in total $62.5 million. During 2022, $6.6 million (2021: $6.6 million) was repaid and there was no available undrawn amount. The facility was refinanced in 2023 with the new $250.0 million credit facility (please see Note 30, "Subsequent Events" for more information about the new facility).

$131.79 million loan facility
This facility has a five-year tenor and a 19-year age adjusted amortization profile. The facility bears interest of LIBOR plus a margin of 210 basis points. Repayments are made on a quarterly basis from third quarter of 2019 onward. All tranches under the facility mature in second quarter of 2024, with a balloon payment of in total $76.6 million. During 2022, $9.8 million (2021: $15.4 million) was repaid and there was no available undrawn amount. The facility was refinanced in 2023 with the new $250.0 million credit facility (please see Note 30, "Subsequent Events" for more information about the new facility).

$155.3 million loan facility
In November 2019, we refinanced our $284.0 million loan facility that financed 15 vessels and was scheduled to mature in December 2019. A $155.3 million term loan facility was entered into with six reputable shipping banks, five of which were part of the group of banks that financed the $284.0 million facility. In connection with this refinancing, we prepaid the outstanding debt under the $284.0 million facility of $155.4 million. This facility bears interest of LIBOR plus a margin of 210 basis points. Repayments are made on a quarterly basis from first quarter of 2020 onward. All tranches under the facility mature in fourth quarter of 2024, with a balloon payment of in total $56.5 million. During 2022, $50.7 million (2021: $20.8 million) was repaid, which included repayment of debt in connection to the sale of Golden Endeavour, Golden Empress, Golden Enterprise, Golden Cecilie and Golden Cathrine, amounting to $41.1 million. There was no available undrawn amount. The facility was refinanced in 2023 with the new $250.0 million credit facility (please see Note 30, "Subsequent Events" for more information about the new facility).

$120.0 million term loan facility
In May 2018, we entered into a $120.0 million term loan facility to refinance 10 vessels and repay $58.3 million due under the $34.0 million term loan facility and the $82.5 million term loan facilities with maturity in 2018 and prepay the full outstanding amounts under our related party seller credit loans of $65.5 million. This facility bears interest of LIBOR plus a margin of 225 basis points. Repayments are made on a quarterly basis from third quarter of 2018 onward. All tranches under the facility mature in April 2025, with a balloon payment of in total $52.4 million. During 2022, $17.5 million (2021: $18.6 million) was repaid, which included repayment of debt in connection to the sale of Golden Ice and Golden Strength, amounting to $11.4 million. There was no available undrawn amount.

$420.0 million term loan facility
In June 2014, we entered into a term loan facility of up to $420.0 million, dependent on the market values of the vessels at the time of draw down, consisting of 14 tranches of up to $30.0 million to finance, in part, 14 newbuilding vessels. Each tranche is repayable by quarterly installments based on a 20-years profile from the delivery date of each vessel and all amounts outstanding shall be repaid on June 30, 2020. The facility has an interest rate of LIBOR plus a margin of 250 basis points. In January 2016, following an accelerated repayment to comply with the minimum value covenant as of December 31, 2015, the quarterly repayment schedule was amended to $5.2 million, in total, for all 14 tranches.

In February 2019, we extended our $420 million term loan facility for 14 vessels by three years from June 2020 to June 2023 at LIBOR plus a margin of 250 basis points and upsized the facility to partially finance the installation of scrubbers on up to 11 vessels. Each scrubber installation was financed with up to $3 million in a separate tranche to be repaid over three years, commencing January 1, 2020.

In May 2022, we fully repaid the outstanding amounts under the $420.0 million term loan facility and drew down on the new $275.0 million term loan and revolving credit facility described above. In total, during 2022, $280.4 million was repaid (2021: $29.6 million).

$425.0 million senior secured post-delivery term loan facility
In February 2015, we entered into a senior secured post-delivery term loan facility of up to $425.0 million, depending on the market values of the vessels at the time of draw down, to partially finance 14 newbuilding vessels. The loan bore interest at LIBOR plus a margin of 220 basis points.
In November 2020, we fully repaid the outstanding amounts under the $425.0 million credit facility and drew down on the $304.0 million term loan and revolving credit facility. In total, during 2020, $322.5 million was repaid.

Financial covenants
Our loan agreements contain loan-to-value clauses, which could require us to post additional collateral or prepay a portion of the outstanding borrowings should the value of the vessels securing borrowings under each of such agreements decrease below required levels. In addition, the loan agreements contain certain financial covenants, including the requirement to maintain a certain level of free cash, positive working capital as defined in the loan agreement and a value adjusted equity covenant. Under most of our debt facilities the aggregate value of the collateral vessels shall not fall below 135% of the loan outstanding, depending on the facility (for $175 million and $275 million loan facilities, the value should not fall below 130%. For $260 million lease financing, the value should not fall below 115%). We need to maintain free cash of at least $20 million or 5% of total interest bearing debt, maintain positive working capital and maintain a value adjusted equity of at least 25% of value adjusted total assets.

With regards to free cash, we have covenanted to retain at least $61.3 million of cash and cash equivalents as of December 31, 2022 (December 31, 2021: $69.5 million) and in accordance with our accounting policy this is classified under cash and cash equivalents. In addition, none of our vessel owning subsidiaries may sell, transfer or otherwise dispose of their interests in the vessels they own without the prior written consent of the applicable lenders unless, in the case of a vessel sale, the outstanding borrowings under the credit facility applicable to that vessel are repaid in full. Failure to comply with any of the covenants in the loan agreements could result in a default, which would permit the lender to accelerate the maturity of the debt and to foreclose upon any collateral securing the debt. Under those circumstances, we might not have sufficient funds or other resources to satisfy our obligations.

As of December 31, 2022 and December 31, 2021, we were in compliance with our covenants.

Deferred charges
Debt issuance costs of $10.7 million as of December 31, 2022 (2021: $11.4 million) are presented as a deduction from the carrying value of our debt.
The outstanding debt as of December 31, 2022 is repayable as follows:

(in thousands of $)
2023	92,865
2024	274,101
2025	277,443
2026	116,610
2027	187,870
Thereafter	182,617
Total U.S. dollar denominated floating rate debt	1,131,506
Deferred charges	(10,650)
Total debt	1,120,856

Assets pledged
As of December 31, 2022, 74 vessels (2021: 81 vessels) with an aggregate carrying value of $2,665.8 million (2021: $2,880.3 million) were pledged as security for our floating rate debt.

Weighted average interest
The weighted average interest rate related to our floating rate debt (LIBOR credit margin or LIBOR adjusted credit margin for SOFR facility) as of December 31, 2022 and 2021 was 2.01% and 2.21%, respectively.